CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total shareholders' equity attributable to Vimicro International Corporation	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Statutory Reserve	Non-controlling Interests
Balance at Dec. 31, 2010	$ 146,032	$ 113,329	$ 15	$ 156,415	$ (3,836)	$ (54,430)	$ 12,383	$ 2,782	$ 32,703
Balance, shares at Dec. 31, 2010			147,135,996
Increase (Decrease) in Stockholders' Equity
Net loss	(40,118)	(28,200)				(28,200)			(11,918)
Other comprehensive income (loss) (note 19)	1,941	467					467		1,474
Exercise of share options/vested restricted shares (note 11) (in shares)			116,500
Issuance of ordinary shares (in shares)			4,000
Share repurchase (note 10)	(2,654)	(2,654)			(2,654)
Share repurchase (note 10) (in shares)	(7,303,200)		(7,303,200)
Share-based compensation expense- non-employees (note 11)	4	4		4
Share-based compensation expense- employees (note 11)	2,417	2,417		2,417
Capital contribution from noncontrolling interests (note 20)	718	43		43					675
Balance at Dec. 31, 2011	108,340	85,406	15	158,879	(6,490)	(82,630)	12,850	2,782	22,934
Balance, shares at Dec. 31, 2011			139,953,296
Increase (Decrease) in Stockholders' Equity
Net loss	(7,256)	(619)				(619)			(6,637)
Other comprehensive income (loss) (note 19)	(1,530)	(1,456)					(1,456)		(74)
Exercise of share options/vested restricted shares (note 11)	64	64		64
Exercise of share options/vested restricted shares (note 11) (in shares)			469,744
Share repurchase (note 10)	(7,396)	(7,396)			(7,396)
Share repurchase (note 10) (in shares)	(23,823,184)		(23,823,184)
Share-based compensation expense- employees (note 11)	2,074	2,074		2,074
Disposal of a subsidiary	933								933
Balance at Dec. 31, 2012	95,229	78,073	15	161,017	(13,886)	(83,249)	11,394	2,782	17,156
Balance, shares at Dec. 31, 2012			116,599,856
Increase (Decrease) in Stockholders' Equity
Net loss	(8,749)	(8,418)				(8,418)			(331)
Other comprehensive income (loss) (note 19)	542	(7)					(7)		549
Exercise of share options/vested restricted shares (note 11)	122	122	1	121
Exercise of share options/vested restricted shares (note 11) (in shares)			1,567,297
Share repurchase (note 10)	(6,638)	(6,638)			(6,638)
Share repurchase (note 10) (in shares)			(14,152,399)
Share retirement (note 10)			(1)	(4,562)	4,563
Share-based compensation expense- non-employees (note 11)	230	230		230
Share-based compensation expense- employees (note 11)	1,578	1,578		1,578
Balance at Dec. 31, 2013	$ 82,314	$ 64,940	$ 15	$ 158,384	$ (15,961)	$ (91,667)	$ 11,387	$ 2,782	$ 17,374
Balance, shares at Dec. 31, 2013			104,014,754